Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified			12 Months Ended								1 Months Ended	12 Months Ended	1 Months Ended									1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2013 Business related claims USD ($)	Mar. 31, 2013 Business related claims INR	Mar. 31, 2013 Business related claims Accrued Liabilities USD ($)	Mar. 31, 2013 Business related claims Accrued Liabilities INR	Mar. 31, 2013 Business related claims Income Statement USD ($)	Mar. 31, 2013 Business related claims Income Statement INR	Mar. 31, 2013 Access Deficit Charge ("ADC") claim USD ($)	Mar. 31, 2013 Access Deficit Charge ("ADC") claim INR	Feb. 19, 2013 License fees claim INR	Mar. 31, 2010 License fees claim Fiscal Year 2006 INR	Feb. 19, 2013 License fees claim Fiscal Year 2007 INR	Feb. 19, 2013 License fees claim Fiscal Year 2008 INR	Feb. 28, 2013 Interest on License Fees INR	Jan. 31, 2013 Employee State Insurance Corporation ("ESIC") claim INR	Feb. 28, 2013 Employee State Insurance Corporation ("ESIC") claim June 1, 2012 to January 31, 2013 INR	Feb. 28, 2013 Employee State Insurance Corporation ("ESIC") claim April 1, 2008 to March 31, 2013 INR	Mar. 31, 2013 Fiscal Year Twenty Fourteen USD ($)	Mar. 31, 2013 Fiscal Year Twenty Fourteen INR	Jun. 30, 2013 Subsequent Event License fees claim Fiscal Year 2006 INR	Jun. 30, 2013 Subsequent Event Total License Fee Liability Fiscal Year 2007 and 2008 INR	Jun. 30, 2013 Subsequent Event Employee State Insurance Corporation ("ESIC") claim USD ($)	Jun. 30, 2013 Subsequent Event Employee State Insurance Corporation ("ESIC") claim INR
Loss Contingencies [Line Items]
Capital commitments	$ 109	5,931																	$ 103	5,615
Claim against company			40	2,164							1,931	1,046	929	1,002	1,021	256	36	120				2,018
Legal loss contingency					8	432
Possible liability to Company							32	1,732	57	3,120											51		8	412
Penal Interest rate included in recovery proceedings value for alleged non-compliance of Employee State Insurance Act																12.00%
Amount paid for recovery proceedings for alleged non-compliance of Employee State Insurance Act																256